COMMITMENTS AND CONTINGENCIES	9 Months Ended	12 Months Ended
	Sep. 30, 2020	Dec. 31, 2019
Commitments and Contingencies Disclosure [Abstract]
COMMITMENTS AND CONTINGENCIES
14	COMMITMENTS AND CONTINGENCIES

The Company entered into a property lease agreement as disclosed under note 6 above.

The future minimum lease commitments are as follows:

Amount
Undiscounted minimum future lease payments
Total instalments due	$67,065
Imputed interest	(4,775)
Total operating lease liability	$62,290

Disclosed as:
Current portion	$43,049
Non-current portion	19,241
$62,290

15	COMMITMENTS AND CONTINGENCIES

The Company operates out of sub-let premises in Northridge, California. The sub-lease is on a month to month basis at $4,000 per month.

The discontinued operations of the Company operates from an office facility in Mexico. The office is leased under a three (3) year non-cancellable operating lease, which ended on December 16, 2019.